Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 513,393	$ 427,490
Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	108,004	99,270
Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	270,989	222,800
Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	134,400	105,420
Brazil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	314,448	251,852
Brazil [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	107,940	99,187
Brazil [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	73,502	48,539
Brazil [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	133,006	104,126
USA [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	197,439	174,239
USA [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	197,439	174,239
USA [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others jurisdictions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	1,506	1,399
Others jurisdictions [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	64	83
Others jurisdictions [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	48	22
Others jurisdictions [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 1,394	$ 1,294